Derivative Liabilities	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES
6.	DERIVATIVE LIABILITIES

ASC Topic 815 provides guidance applicable to convertible debt issued by the Company in instances where the number into which the debt can be converted is not fixed. For example, when a convertible debt converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible debt be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability representing the estimated present value of the conversion feature considering the historic volatility of the Company’s stock, and a discount representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible debt, and the derivative liability is adjusted periodically according to stock price fluctuations.

The convertible notes (the “Notes”) issued do not have fixed settlement provisions because their conversion prices are not fixed. The conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

During the three months ended September 30, 2020, the Company recorded a net loss in change in derivative of $1,380,085 in the statement of operations due to the change in fair value of the remaining notes, for the three months ended September 30, 2020.

At September 30, 2020, the fair value of the derivative liability was $61,037,804.

For purpose of determining the fair market value of the derivative liability for the embedded conversion, the Company used the Binomial lattice formula. The significant assumptions used in the Binomial lattice formula of the derivatives are as follows:

Risk free interest rate	0.12% - 0.28%
Stock volatility factor	150.0% - 274.0%
Weighted average expected option life	3 months - 5 year
Expected dividend yield	None

6.	DERIVATIVE LIABILITIES

ASC Topic 815 provides guidance applicable to convertible debt issued by the Company in instances where the number into which the debt can be converted is not fixed. For example, when a convertible debt converts at a discount to market based on the stock price on the date of conversion, ASC Topic 815 requires that the embedded conversion option of the convertible debt be bifurcated from the host contract and recorded at their fair value. In accounting for derivatives under accounting standards, the Company recorded a liability representing the estimated present value of the conversion feature considering the historic volatility of the Company's stock, and a discount representing the imputed interest associated with the embedded derivative. The discount is amortized over the life of the convertible debt, and the derivative liability is adjusted periodically according to stock price fluctuations.

The convertible notes (the "Notes") issued do not have fixed settlement provisions because their conversion prices are not fixed. The conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

During the year ended June 30, 2020, as a result of the Notes issued that were accounted for as derivative liabilities, we determined that the fair value of the conversion feature of the convertible notes at issuance was $841,436, based upon the Cox Rubenstein binomial model. We recorded the full value of the derivative as a liability at issuance with an offset to valuation discount, which will be amortized over the life of the Notes.

During the year ended June 30, 2020, the Company recorded a net loss in change in derivative of $54,910,562 in the statement of operations due to the change in fair value of the remaining notes, for the year ended June 30, 2020. At June 30, 2020, the fair value of the derivative liability was $59,657,719.

For purpose of determining the fair market value of the derivative liability for the embedded conversion, the Company used the Cox Rubenstein binomial lattice formula. The significant assumptions used in the Cox Rubenstein binomial lattice formula of the derivatives are as follows:

Risk free interest rate	0.13% - 0.22%
Stock volatility factor	80.0% - 267.0%
Weighted average expected option life	0 months - 5 year
Expected dividend yield	None